Filed with the Securities and Exchange Commission on February 20, 2020

Securities Act of 1933 File No. 333-168569

Investment Company Act of 1940 File No. 811-22447

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. 121 [X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 122 [X]

(Check Appropriate Box or Boxes)

EQUINOX FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

17645 Wright Street

Suite 200

Omaha, NE 68130

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (302) 791-1851

The Corporation Trust Company

Corporation Trust Center

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and Address of Agent for Service)

Copies to:

John M. Ford, Esq.

Pepper Hamilton LLP

3000 Two Logan Square

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

[X]       immediately upon filing pursuant to paragraph (b)

[_]       on (date) pursuant to paragraph (b)

[_] 60 days after filing pursuant to paragraph (a)(1)

[_]       on (date) pursuant to paragraph (a)(1)

[_]       75 days after filing pursuant to paragraph (a)(2)

[_]       on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Equinox Funds Trust

Equinox Campbell Strategy Fund

This Post-Effective Amendment No. 121 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 120 to the Trust’s Registration Statement filed with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act of 1933, as amended, on January 30, 2020 (SEC Accession No.  0000894189-20-000775).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 121 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 121 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Princeton, State of New Jersey on February 20, 2010.

EQUINOX FUNDS TRUST

By: /s/ Robert J. Enck

Robert J. Enck, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

/s/ David P. DeMuth	Trustee	February 20, 2020
David P. DeMuth*

/s/ Kevin R. Green	Trustee	February 20, 2020
Kevin R. Green*

/s/ Jay Moorin	Trustee	February 20, 2020
Jay Moorin*

/s/ Robert J. Enck	Trustee, President and Principal Executive Officer	February 20, 2020
Robert J. Enck

/s/ Laura Latella	Treasurer, Principal Financial Officer and Secretary	February 20, 2020
Laura Latella*

* By: /s/ Robert J. Enck

Robert J. Enck

Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase